Subsequent Events (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	Sep. 30, 2020	Sep. 24, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt instrument principal amount	$ 3,350,100
Brooklyn Immunotherapeutics, LLC [Member]
Cash received	$ 3,055,012		$ 5,014,819	$ 6,260,338	$ 6,325,431
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member]
Debt instrument principal amount		$ 3,858,750
Cash received		$ 3,858,750